Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments
2012	$ 957,814,000
2013	196,374,000
2014	164,290,000
2015	157,975,000
2016	131,417,000
Thereafter	377,387,000
Hog procurement contracts
Commitments
2012	166,904,000
2013	118,934,000
2014	112,769,000
2015	109,784,000
2016	90,300,000
Thereafter	73,580,000
Hog procurement contracts | Pork segment
Commitments
Amount paid under the contract	181,383,000	183,982,000	163,047,000
Grain and feed ingredients
Commitments
2012	149,053,000
2013	910,000
Grain purchase contracts for resale
Commitments
2012	409,011,000
Construction of new power barge
Commitments
2012	18,071,000
Fuel purchase contract
Commitments
2012	37,020,000
Equipment purchases and facility improvements
Commitments
2012	18,537,000
Other purchase commitments
Commitments
2012	28,538,000
2013	2,597,000
2014	71,000
2015	35,000
2016	34,000
Thereafter	161,000
Total firm purchase commitments
Commitments
2012	827,134,000
2013	122,441,000
2014	112,840,000
2015	109,819,000
2016	90,334,000
Thereafter	73,741,000
Vessel, time and voyage-charter Arrangements
Commitments
2012	101,087,000
2013	48,093,000
2014	28,262,000
2015	26,098,000
2016	18,849,000
Thereafter	98,961,000
Vessel, time and voyage-charter Arrangements | Marine
Commitments
Amount paid under the contract	87,895,000	57,606,000	82,728,000
Vessel, time and voyage-charter Arrangements | Marine | Minimum
Commitments
Contract period (in years)	1
Vessel, time and voyage-charter Arrangements | Marine | Maximum
Commitments
Contract period (in years)	12
Contract grower finishing agreements
Commitments
2012	11,673,000
2013	10,470,000
2014	9,295,000
2015	8,713,000
2016	9,019,000
Thereafter	16,919,000
Contract grower finishing agreements | Pork segment
Conditional and Unconditional Commitments
Incentive payments for achieving certain performance standards	1,400,000
Amount paid under the contract	13,037,000	13,752,000	13,703,000
Other operating lease payments
Commitments
2012	17,920,000
2013	15,370,000
2014	13,893,000
2015	13,345,000
2016	13,215,000
Thereafter	187,766,000
Operating Leases
Rental expense for operating leases	$ 25,916,000	$ 24,835,000	$ 26,404,000